PROPERTY AND EQUIPMENT (Schedule of Property and Equipment) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	$ 2,866,696
Balance at end of year	8,221,477	$ 2,866,696
Cost [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,899,030	252,021
Monetary adjustment for hyperinflationary economy	1,428,225
Obtained through acquisition of Evotech		163,529
Obtained through acquisition of Mexmaken	94,080
Additions	8,436,633	2,887,196
Transfer from CIP to towers
Reclassification to assets held for sale	(1,196,745)
Foreign exchange movement	(2,710,954)	(403,716)
Impairment	(461,597)
Balance at end of year	8,488,672	2,899,030
Cost [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,033,587	252,021
Monetary adjustment for hyperinflationary economy	906,732
Obtained through acquisition of Evotech		163,529
Obtained through acquisition of Mexmaken
Additions		37,249
Transfer from CIP to towers	6,164,373	726,930
Reclassification to assets held for sale	(1,196,745)
Foreign exchange movement	(1,678,606)	(146,142)
Impairment	(461,597)
Balance at end of year	4,767,745	1,033,587
Cost [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,804,928
Monetary adjustment for hyperinflationary economy	504,218
Obtained through acquisition of Evotech
Obtained through acquisition of Mexmaken	91,339
Additions	8,413,968	2,780,680
Transfer from CIP to towers	(6,164,373)	(726,930)
Reclassification to assets held for sale
Foreign exchange movement	(997,950)	(248,822)
Impairment
Balance at end of year	3,652,130	1,804,928
Cost [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	60,515
Monetary adjustment for hyperinflationary economy	17,275
Obtained through acquisition of Evotech
Obtained through acquisition of Mexmaken	2,741
Additions	22,665	69,267
Transfer from CIP to towers
Reclassification to assets held for sale
Foreign exchange movement	(34,399)	(8,752)
Impairment
Balance at end of year	68,797	60,515
Accumulated Amortization [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	32,364	3,543
Additions	392,128	34,997
Reclassification to assets held for sale	(80,369)
Foreign exchange movement	(76,929)	(6,176)
Balance at end of year	267,195	32,364
Accumulated Amortization [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	25,900	3,543
Additions	379,116	27,458
Reclassification to assets held for sale	(80,369)
Foreign exchange movement	(70,334)	(5,101)
Balance at end of year	254,314	25,900
Accumulated Amortization [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year
Additions
Reclassification to assets held for sale
Foreign exchange movement
Balance at end of year
Accumulated Amortization [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	6,464
Additions	13,012	7,539
Reclassification to assets held for sale
Foreign exchange movement	(6,595)	(1,075)
Balance at end of year	12,881	6,464
Net book value [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	2,866,696
Balance at end of year	8,221,477	2,866,696
Net book value [Member] | Towers [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,007,687
Balance at end of year	4,513,432	1,007,687
Net book value [Member] | Construction in progress [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	1,804,928
Balance at end of year	3,652,130	1,804,928
Net book value [Member] | Furniture and equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance at beginning of year	54,051
Balance at end of year	$ 55,916	$ 54,051